AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Amount	General Obligation Bonds (11.6%)	Ratings Moody’s, S&P and Fitch	Value	(a)

	City and County (2.5%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,195,100

	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,056,240

	Henderson, Nevada Limited Tax Utility System
1,000,000	3.000%, 06/01/37 Series 2020A-1	Aa2/AA+/NR	1,102,910

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,186,790

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,143,360

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A2/AA/NR	1,216,150

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,737,455

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,125,040

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured†††	NR/AA/NR	1,002,872

	Total City and County		10,765,917

	Healthcare (0.4%)

	Bexar County, Texas Hospital District Limited Tax
500,000	4.000%, 02/15/37 Series 2020	Aa1/NR/AA+	594,215

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,219,560

	Total Healthcare		1,813,775

	Local Public Property (0.7%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	661,041
565,000	5.000%, 02/01/31 AMT	NR/A+/A	688,006
590,000	5.000%, 02/01/32 AMT	NR/A+/A	714,207
670,000	4.000%, 12/01/33†††	A1/A+/NR	783,451

	Total Local Public Property		2,846,705

	Public Schools (5.9%)

	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,191,270

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,533,560
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,223,980
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,595,730
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,953,832
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,221,920

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,197,440

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,513,195

	Midlothian, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/37 Series 2020 PSF Guaranteed	Aaa/AAA/NR	1,187,550

	Rio Grande City, Texas Independent School District Unlimited Tax
1,000,000	3.000%, 08/15/35 Series 2020 PSF Guaranteed†††	NR/AAA/AAA	1,111,600

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,646,829
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,794,841

	Washoe County, Nevada School Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,189,130

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	360,554
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	484,929

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	748,740

	Total Public Schools		25,955,100

	State (1.4%)

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,211,690

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,211,270

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,292,530
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,291,280
1,000,000	3.000%, 07/01/34	Aaa/AAA/AAA	1,118,940

	Total State		6,125,710

	Water and Sewer (0.7%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	790,811

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,247,700

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	558,576
490,000	4.000%, 06/01/22	NR/AA/NR	524,864
	Total Water and Sewer		3,121,951

	Total General Obligation Bonds		50,629,158

	Revenue Bonds (69.7%)

	Airport (6.8%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	607,125

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,083,090

	Clark County, Nevada Passenger Facility Charge, Las Vegas - McCarran International Airport
1,350,000	5.000%, 07/01/20 Series 2015C	NR/A+/NR	1,350,000

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,248,030

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/AA-/AA-	1,254,050

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,691,633

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,214,160
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,649,663
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,239,910
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,264,760
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,256,540
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	3,780,295
410,000	5.000%, 07/01/34 AMT Series A	A2/A+/NR	490,721
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A+/NR	1,165,160
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,534,277
850,000	5.000%, 07/01/31 Series B	A2/A+/NR	1,046,520
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	629,435
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,835,368

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,590,314

	Total Airport		29,931,051

	Charter Schools (8.9%)

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,687,200

	Utah State Charter School Finance Authority Good Foundations Academy
550,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	550,264
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,828
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,281,378

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,511,097

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,494,701

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	428,308
440,000	4.000%, 04/15/24	NR/AA/NR	490,833
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,939,050

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,120,880

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	509,979
505,000	4.000%, 10/15/23	NR/AA/NR	540,719
525,000	4.000%, 10/15/24	NR/AA/NR	561,430

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,137,110
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,128,350

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	571,195

	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	1,050,730

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	601,585
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	627,260
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	592,050

	Utah State Charter School Finance Authority Venture Academy
675,000	4.000%, 10/15/24	NR/AA/NR	724,019
855,000	5.000%, 10/15/29	NR/AA/NR	991,680
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,250,797
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,241,062

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35†††	Aa2/NR/NR	1,282,241

	Utah State Charter School Finance Authority Voyage Academy
1,095,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,095,427
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,561
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,785,574

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	817,559
700,000	5.000%, 10/15/36	NR/AA/NR	767,291

	Total Charter Schools		38,876,158

	Electric (5.2%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,153,550

	Energy Northwest, Washington Electric Revenue, Columbia Generating Station
1,830,000	5.000%, 07/01/20 Series 2012A	NR/AA-/AA	1,830,000

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A2/AA/AA-	603,975
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A2/AA/AA-	774,135

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/NR	35,879

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	667,940
850,000	5.000%, 06/01/31	NR/A+/NR	1,079,968

	Lower Colorado River Authority, Texas Revenue Refunding
1,000,000	5.000%, 05/15/36 Series 2020	NR/A/AA-	1,305,880

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,189,070

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,407,650

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,381,559

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,825,238

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	886,410
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	541,267
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	476,891

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	936,319
905,000	5.000%, 03/01/32	NR/A/AA-	1,060,470
745,000	5.000%, 03/01/34	NR/A/AA-	871,508

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	374,930
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,596,490

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	833,378

	Total Electric		22,832,507

	Healthcare(3.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	844,290

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	541,350

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,170,470

	Murray City, Utah Hospital Revenue, IHC Health Services, Inc. VRDN***
7,670,000	0.14%, 05/15/37 (daily floating rate)	Aa1/AA+/NR	7,670,000

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,250,465
1,200,000	5.000%, 05/15/26	Aa1/AA+/NR	1,243,968
880,000	5.000%, 05/15/28	Aa1/AA+/NR	911,310
500,000	5.000%, 05/15/29	Aa1/AA+/NR	517,510

	Total Healthcare		14,149,363

	Higher Education (8.1%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,101,220

	Salt Lake County, Utah Westminster College Project
720,000	5.000%, 10/01/20	NR/BBB/NR	725,270
555,000	5.000%, 10/01/21	NR/BBB/NR	575,113
790,000	5.000%, 10/01/22	NR/BBB/NR	834,769
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,173,442
955,000	5.000%, 10/01/28	NR/BBB/NR	1,043,127
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,045,533
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,094,495
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,145,477

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	598,185

	University of Alaska, General Revenue Refunding
550,000	3.750%, 10/01/22 2009 Series P	Baa1/A+/NR	551,562

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,155,570

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,141,748
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	816,664
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	850,880
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,479,266

	Utah State Board of Regents Lease Revenue
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,449
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,593
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,421

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,561,239
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,204,050

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	1,005,338
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	273,802

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	639,125
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	567,043
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	705,660
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	556,195
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	773,767
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,207,380
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,805,700

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,268,673
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	2,150,558

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,425,212

	Total Higher Education		35,474,526

	Housing (3.0%)

	King County, Washington Housing Authority Pooled Refunding
2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	2,423,775
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	1,082,673
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	584,255

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	445,060

	Texas Department of Housing & Community Affair, Single Family Mortgage
955,000	2.000%, 03/01/30 Series 2020A GNMA Insured†††	Aaa/AA+/NR	987,489

	Utah Housing Corporation Single Family Mortgage
30,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	30,052
120,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	120,194
1,800,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	1,802,286
60,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	60,083
85,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	85,164
1,890,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA-	2,010,166
850,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	911,175

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	572,225
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	515,230

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	868,273
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	558,770
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	160,953

	Total Housing		13,217,823

	Local Public Property (12.7%)

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,343,061

	Brigham, Utah Special Assessment Voluntary Assessment Area
719,000	5.250%, 08/01/23	A1/NR/NR	721,711

	City of Cape Coral, Florida Special Obligation Refunding Revenue
1,000,000	5.000%, 10/01/37 Series 2017	AA3/AA/NR	1,222,420

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,087,290
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,082,830
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,078,390

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
450,000	5.000%, 02/01/21 Series A	NR/NR/NR*	450,720

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,202,260

	Eagle Mountain, Utah Special Assessment Area
260,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	288,623

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	514,885

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,195,830

	Houston, Texas Hotel Occupancy Tax and Special Revenue
500,000	5.000%, 09/01/31	A2/A/NR	522,830

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A3/AA/AA-	1,160,378

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
1,085,000	5.000%, 09/01/32 Series 2015	A1/A+/A	1,247,132

	Mesquite, Nevada New Special Improvement District
65,000	5.400%, 08/01/20	NR/NR/NR*	65,121
230,000	5.500%, 08/01/25	NR/NR/NR*	230,366

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	953,280
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,586,540
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,247,120

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,160,410

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,140,410

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	674,006

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,031,753
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	747,528
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	449,194
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	478,746
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,324,669
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	515,172

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	918,756
810,000	5.000%, 02/15/31	Aa3/NR/NR	1,010,208

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,170,000	4.000%, 11/01/27	NR/AA+/NR	1,377,254
1,475,000	4.000%, 11/01/28	NR/AA+/NR	1,730,986
1,285,000	4.000%, 11/01/30	NR/AA+/NR	1,485,717

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	567,615

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	560,905

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	1,019,337
885,000	4.000%, 12/15/29	NR/AA-/NR	1,054,168
920,000	4.000%, 12/15/30	NR/AA-/NR	1,085,020

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,640,296

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	615,740
500,000	5.000%, 10/01/37	Aa3/NR/NR	608,335

	Weber County, Utah Special Assessment Summit Mountain Area
1,565,000	5.500%, 01/15/28	NR/AA/NR	1,760,469
4,060,000	5.750%, 01/15/33	NR/AA/NR	4,584,917

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,229,450
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,214,660

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,814,655

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	1,008,099
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,215,860
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	381,798
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	897,156

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,320,906

	Total Local Public Property		55,824,982

	Public Schools (1.6%)

	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,173,027

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,994,021

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,376,100
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,500,310

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
856,000	2.000%, 08/01/22****	NR/NR/NR*	857,104

	Total Public Schools		6,900,562

	Sales Tax (10.1%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,206,250

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,336,060

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA+/NR	2,221,825
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,433,153
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,813,319

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,436,086

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,147,480

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,863,729

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	561,920

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	847,320

	Salt Lake County, Utah Sales & Excise Tax Revenue Refunding
525,000	4.000%, 04/01/21 Series A	Aa1/AAA/NR	539,805

	Salt Lake County, Utah Sales Tax Revenue
2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	2,149,180
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,909,043

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,199,950

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,334,928
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,606,774

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	2,012,739

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,545,723
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	4,085,172
1,560,000	5.000%, 06/15/37 Series A	A1/A+/AA	1,753,050
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	4,238,434

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,221,850

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	720,430

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,993,460

	Total Sales Tax		44,177,680

	State Agency (2.1%)

	Utah Infrastructure Agency Layton City Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	643,590

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	624,413
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	752,384

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,669,728
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	640,933
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	670,438
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	775,590

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,174,480
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,103,512
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,136,573

	Total State Agency		9,191,641

	Transportation (1.0%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,337,580
500,000	5.000%, 07/01/36	Aa3/AA-/NR	598,615

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,183,130

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	270,949

	Total Transportation		4,390,274

	Water and Sewer (7.0%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,178,393

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	482,215

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,165,490

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	586,345

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,174,300
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	253,308

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,267,340
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,171,420

	Jordanelle, Utah Special Service District
253,000	5.600%, 11/15/20****	NR/NR/NR*	252,631
268,000	5.700%, 11/15/21****	NR/NR/NR*	267,041
283,000	5.800%, 11/15/22****	NR/NR/NR*	281,868
299,000	6.000%, 11/15/23****	NR/NR/NR*	298,949

	Lakewood, WA Water District
750,000	4.000%, 12/01/37 AMT	NR/AA-/NR	847,718

	Miami-Dade County, Florida Water and Sewer Revenue System
2,000,000	5.000%, 10/01/26	Aa3/AA-/A+	2,426,820

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,315,370

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	569,180

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,200,830

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	244,198
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	447,867
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	597,379
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	639,285
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	652,376

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,219,210
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,701,798
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,210,740

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,134,190

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,537,746

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,314,940

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA	1,100,756
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,194,210
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,232,370

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	1,003,618

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	994,813

	Total Water and Sewer		30,964,714

	Total Revenue Bonds		305,931,281

	Pre-Refunded Bonds (15.4%)††

	Pre-Refunded General Obligation Bonds (2.5%)

	City and County(1.4%)

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,143,500

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,134,690
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	884,483
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	884,483

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,093,740

	Total City and County		6,140,896

	Healthcare (0.2%)

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/NR/NR	1,020,970

	Public Schools (0.9%)

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,043,520

	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	568,864

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,087,040

	Total Public Schools		3,699,424

	Total Pre-Refunded General Obligation Bonds		10,861,290

	Pre-Refunded Revenue Bonds (12.9%)

	Charter Schools (0.2%)

	Utah State Charter School Finance Authority DaVinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,040,340

	Electric (2.7%)

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	338,991

	Jacksonville Electric Authority, Florida Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	479,708

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/NR	1,107,259

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/AA-	2,114,600
1,000,000	5.000%, 04/01/25	NR/A-/AA-	1,057,300
6,375,000	5.000%, 04/01/26	NR/A-/AA-	6,740,288
	Total Electric		11,838,146

	Healthcare (0.3%)

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	260,000

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	NR/NR/NR*	935,571
70,000	5.250%, 08/15/25	NR/NR/NR*	70,419

	Total Healthcare		1,265,990

	Higher Education (1.0%)

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,249,831

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,458,077
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,537,505
	Total Higher Education		4,245,413

	Sales Tax (0.5%)

	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,141,930

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,092,270
	Total Sales Tax		2,234,200

	State Agency (1.8%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,464,569
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,151,790
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,890,719
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,066,830
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,568,840

	Total State Agency		8,142,748

	Transportation (2.4%)

	Utah Transit Authority Sales Tax Revenue Refunding
3,440,000	5.000%, 06/15/37 Series A	NR/NR/NR*	4,217,130

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	6,129,550

	Total Transportation		10,346,680

	Water and Sewer (4.0%)

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,057,940

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,214,440

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/NR	1,517,865
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,105,660

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/AA-	3,202,410

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,044,860
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,044,860
985,000	5.250%, 06/30/34	NR/NR/NR*	1,029,187

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,203,565

	Total Water and Sewer		17,420,787

	Total Pre-Refunded Revenue Bonds		56,534,304

	Total Pre-Refunded Bonds		67,395,594

	Total Municipal Bonds (cost $397,409,985)		423,956,033

Shares	Short-Term Investment (2.9%)
12,894,424	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $12,894,424)	Aaa-mf/AAAm/NR	12,894,424

	Total Investments (cost $410,304,409-note b)	99.6%	436,850,457
	Other assets less liabilities	0.4	1,884,621
	Net Assets	100.0%	$438,735,078

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P and Fitch	9.9%
Pre-Refunded bonds††	15.9
Aa of Moody’s or AA of S&P and Fitch	52.8
A of Moody’s or S&P and Fitch	14.4
Baa of Moody’s or BBB of S&P and Fitch	3.1
Not Rated*	3.9
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
GNMA - Government National Mortgage Association
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund
VRDN - Variable Rate Demand Note

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

****	Illiquid security: This security represents 0.4% of net assets.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $410,304,409 amounted to $26,546,048, which consisted of aggregate gross unrealized appreciation of $26,662,800 and aggregate gross unrealized depreciation of $116,752.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$12,894,424
Level 2 – Other Significant Observable Inputs- Municipal Bonds	423,956,033
Level 3 – Significant Unobservable Inputs	–
Total	$436,850,457
+ See schedule of investments for a detailed listing of securities.